Dividends - Summary of Dividends Declared and Paid (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Dividends Declared and Paid [Line Items]
Dividends declared	$ 10,197	$ 9,414
March 31, 2025
Disclosure of Dividends Declared and Paid [Line Items]
Dividends declared	2,287
June 30, 2025
Disclosure of Dividends Declared and Paid [Line Items]
Dividends declared	2,390
September 30, 2025
Disclosure of Dividends Declared and Paid [Line Items]
Dividends declared	2,375
December 31, 2025
Disclosure of Dividends Declared and Paid [Line Items]
Dividends declared	$ 3,145
March 31, 2024
Disclosure of Dividends Declared and Paid [Line Items]
Dividends declared		2,379
June 30, 2024
Disclosure of Dividends Declared and Paid [Line Items]
Dividends declared		2,350
September 30, 2024
Disclosure of Dividends Declared and Paid [Line Items]
Dividends declared		2,377
December 31, 2024
Disclosure of Dividends Declared and Paid [Line Items]
Dividends declared		$ 2,308